Offerings - Offering: 1	Jan. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	545,456
Proposed Maximum Offering Price per Unit	7.1550
Maximum Aggregate Offering Price	$ 3,902,737.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 538.97
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Movano Inc. (the “Company”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Represents shares of Common Stock issuable to holders (the “Selling Stockholders”) of the Company’s Series A Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), upon the conversion of the Series A Preferred Stock in accordance with the terms of the Certificate of Designations related to the Series A Preferred Stock filed with the Secretary of State of the State of Delaware on November 6, 2026, issued to Selling Stockholders pursuant to a subscription agreement, dated November 6, 2025, by and between the Company and the Selling Stockholders.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of the Company’s Common Stock on The Nasdaq Stock Market on January 12, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.